Vessels and Equipment - Drydocking activity (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Drydocking activity
Balance at the beginning of the year	$ 29,323	$ 28,661
Costs incurred for drydocking	14,435	14,690
Costs allocated to drydocking as part of acquisition of asset		2,340
Drydock amortization as part of sale of asset		(1,526)
Drydock amortization	(7,873)	(14,842)
Balance at period end	$ 35,885	$ 29,323